17. Commitments and Contingencies (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Loss Contingencies [Line Items]
Federal Home Loan Bank advances outstanding	$ 67,851
Available credit at FHLB	29,000
Secured lines of available credit	6,000
Damages for breach of fiduciary duty [Member]
Loss Contingencies [Line Items]
Damages related to repossession/disposition	7,850
Damages on repossession or disposition of collateral [Member]
Loss Contingencies [Line Items]
Damages related to repossession/disposition	700
Federal Home Loan Bank Advances [Member]
Loss Contingencies [Line Items]
Available-for-sale securities pledged as collateral	$ 4,472